UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 76.6%
Government National Mortgage Association:
2.99%, 4/15/2042	114,844	112,927
3.0%, with various maturities from 9/15/2042 until 1/1/2049 (a)	280,344,406	276,574,979
3.5%, with various maturities from 11/20/2041 until 1/1/2049 (a)	395,917,533	399,423,619
4.0%, with various maturities from 8/20/2030 until 1/1/2049 (a)	238,704,612	245,460,663
4.25%, with various maturities from 3/15/2041 until 10/15/2041	816,857	841,287
4.49%, with various maturities from 6/15/2041 until 7/15/2041	883,790	914,965
4.5%, with various maturities from 8/15/2039 until 11/20/2048	97,376,114	101,181,854
4.55%, 1/15/2041	2,165,192	2,262,731
4.625%, 5/15/2041	299,109	310,122
5.0%, with various maturities from 3/20/2029 until 1/1/2049 (a)	77,393,306	81,620,703
5.5%, with various maturities from 1/15/2034 until 6/15/2042	54,637,368	59,504,063
6.0%, with various maturities from 12/15/2022 until 1/15/2039	14,978,877	16,470,734
6.5%, with various maturities from 6/20/2032 until 3/20/2039	9,594,832	10,736,246
7.0%, with various maturities from 9/15/2035 until 4/20/2039	2,221,900	2,413,426
7.5%, with various maturities from 6/20/2022 until 8/20/2032	119,033	138,444
Total Government National Mortgage Association (Cost $1,220,122,667)		1,197,966,763
Asset-Backed 2.9%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021	5,066,340	5,034,741
Miscellaneous 2.6%
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 3.609% *, 1/20/2031	14,950,000	14,763,618
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047	17,518,250	17,163,856
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	8,559,259	8,507,720
		40,435,194
Total Asset-Backed (Cost $46,093,670)		45,469,935
Commercial Mortgage-Backed Securities 7.1%
Atrium Hotel Portfolio Trust, "A", Series 2018-ATRM, 144A, 1-month USD-LIBOR + 0.950%, 3.406% *, 6/15/2035	18,572,500	18,465,745
BX Trust, "A", Series 2018-GW, 144A, 1-month USD-LIBOR + 0.800%, 3.256% *, 5/15/2035	8,800,000	8,609,705
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.930%, 3.386% *, 11/15/2036	19,600,000	19,361,147
DBGS Mortgage Trust, "A", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.645%, 3.101% *, 6/15/2033	19,550,000	19,260,633
Federal National Mortgage Association, "A2", Series 2018-M1, 2.986% *, 12/25/2027	37,500,000	36,677,865
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.366% *, 3/25/2026	98,758,357	8,099,064
Total Commercial Mortgage-Backed Securities (Cost $110,409,533)		110,474,159
Collateralized Mortgage Obligations 12.3%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	257,255	49,479
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	461,509	400,630
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	269,535	239,267
"PT", Series 3586, 1.548% *, 2/15/2038	3,385,225	2,900,408
"CZ", Series 4113, 3.0%, 9/15/2042	4,723,077	4,387,335
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	8,022,670	1,132,285
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	17,489,673	3,492,049
"C1", Series 329, Interest Only, 4.0%, 12/15/2041	27,083,104	5,227,065
"UA", Series 4298, 4.0%, 2/15/2054	1,938,058	2,000,815
"UZ", Series 4339, 4.0%, 2/15/2054	9,433,213	9,639,532
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	5,643,011	321,741
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	26,687,693	5,762,024
"C28", Series 303, Interest Only, 4.5%, 1/15/2043	34,181,181	7,782,384
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	249,707	43,150
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	879,943	48,914
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	11,471,831	2,786,108
"A", Series 172, Interest Only, 6.5%, 1/1/2024	96,387	11,244
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	14,903,676	3,858,298
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	2,695,434	2,095,680
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,032,342
"Z", Series 2013-44, 3.0%, 5/25/2043	4,256,546	4,060,611
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	9,648,720	1,920,735
"LZ", Series 2013-6, 3.5%, 2/25/2043	901,381	853,608
"4", Series 406, Interest Only, 4.0%, 9/25/2040	6,516,944	1,354,672
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	6,479,980	1,375,279
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	30,657,296	5,914,016
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	12,714,805	2,560,343
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	15,900,875	3,494,863
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	13,375,364	3,052,250
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	978,035	27,150
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	863,758
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,347,672	1,059,749
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,556,455
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 2.74% * , 3/20/2043	16,317,359	16,327,528
"WZ", Series 2014-99, 3.0%, 7/16/2044	9,195,838	8,543,354
"BW", Series 2014-119, 3.0%, 8/20/2044	4,587,019	4,207,920
"MT", Series 2015-92, 3.0%, 1/20/2045	10,000,000	9,244,749
"PY", Series 2015-123, 3.0%, 9/20/2045	10,688,000	10,024,569
"BL", Series 2017-85, 3.0%, 8/20/2046	5,888,857	5,469,229
"YP", Series 2017-93, 3.0%, 2/20/2047	3,495,516	3,216,517
"ML", Series 2017-66, 3.0%, 4/20/2047	4,135,000	3,775,867
"GT", Series 2017-113, 3.0%, 7/20/2047	5,731,733	5,255,486
"KC", Series 2017-155, 3.0%, 10/20/2047	3,605,708	3,257,468
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	3,390,597	284,870
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	8,757,962	679,331
"BA", Series 2015-96, 3.5%, 12/20/2041	8,073,413	8,157,282
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	17,863,938	3,781,885
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043	7,532,144	1,472,799
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	5,726,316
"SL", Series 2013-99, Interest Only, 6.150% minus 1-month USD-LIBOR, 3.68% * , 3/20/2043	37,071,719	4,628,912
"SJ", Series 2013-169, Interest Only, 6.250% minus 1-month USD-LIBOR, 3.78% * , 1/20/2043	19,102,536	2,269,698
"AS", Series 2018-124, Interest Only, 6.250% minus 1-month USD-LIBOR, 3.78% * , 9/20/2048	19,715,044	3,016,059
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	23,780,062	1,966,347
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	6,257,309	862,256
"ZC", Series 2003-86, 4.5%, 10/20/2033	729,025	769,960
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	5,390,338	946,542
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	5,611,376	777,517
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	4,098,470	700,531
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,681,490	1,863,335
"PC", Series 2003-19, 5.5%, 3/16/2033	1,641,205	1,756,941
"Z", Series 2006-12, 5.5%, 3/20/2036	130,848	148,879
"DZ", Series 2009-106, 5.5%, 11/20/2039	238,692	283,152
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	7,316,280	1,569,490
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	461,928	91,965
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	703,076	186,755
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 7.003% * , 6/20/2044	636,115	688,992
Total Collateralized Mortgage Obligations (Cost $190,062,209)		193,256,740
U.S. Government Agency Sponsored Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2045	12,644,248	12,983,108
4.0%, 12/1/2045	7,839,060	8,049,159
7.0%, 10/1/2038	101,344	105,778
Federal National Mortgage Association:
3.25%, 3/1/2030	9,370,000	9,132,160
3.5%, 1/1/2049 (a)	18,000,000	17,996,836
3.64%, 7/1/2030	9,500,000	9,589,291
4.0%, 9/1/2040	599,956	616,897
5.0%, 7/1/2044	2,774,961	2,956,793
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $61,223,298)		61,430,022
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
2.36% **, 8/15/2019 (b)	3,464,000	3,409,523
2.582% **, 10/10/2019 (c)	31,000,000	30,390,533
Total Short-Term U.S. Treasury Obligations (Cost $33,785,683)		33,800,056
	Shares	Value ($)
Cash Equivalents 9.6%
DWS Central Cash Management Government Fund, 2.41% (d)	45,438,917	45,438,917
DWS ESG Liquidity Fund "Capital Shares", 2.66% (d)	104,566,711	104,566,711
Total Cash Equivalents (Cost $149,995,150)		150,005,628
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,811,692,210)	114.6	1,792,403,303
Other Assets and Liabilities, Net	(14.6)	(228,584,789)
Net Assets	100.0	1,563,818,514

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Cash Equivalents 9.6%
DWS Central Cash Management Government Fund, 2.41% (d)
54,431,675	248,263,980	257,256,738	—	—	327,071	—	45,438,917	45,438,917
DWS ESG Liquidity Fund "Capital Shares", 2.66% (d)
161,838,321	928,416	58,200,000	5,499	(5,525)	1,218,453	—	104,566,711	104,566,711
216,269,996	249,192,396	315,456,738	5,499	(5,525)	1,545,524	—	150,005,628	150,005,628

* Variable or floating rate security. These securities are shown at their current rate as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) When-issued, delayed delivery or forward commitment securities included.
(b) At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2019	1,817	216,828,522	221,702,390	4,873,868
U.S. Treasury Long Bond	USD	3/20/2019	185	26,301,630	27,010,000	708,370
Total unrealized appreciation						5,582,238

At December 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/29/2019	499	56,249,546	57,229,062	(979,516)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2019	307	38,690,893	39,933,985	(1,243,092)
Ultra Long U.S. Treasury Bond	USD	3/20/2019	67	10,195,033	10,763,969	(568,936)
Total unrealized depreciation						(2,791,544)

At December 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 3-Month LIBOR Quarterly	Fixed — 2.25% Semi-Annually	3/21/2018 3/21/2033	11,100,000	USD	(688,805)	(1,055,201)	366,396
Fixed — 3.033% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/17/2018 12/17/2027	34,800,000	USD	(1,254,615)	—	(1,254,615)
Fixed — 3.06% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/17/2018 6/17/2030	15,900,000	USD	(612,460)	—	(612,460)
Fixed — 3.12% Semi-Annually	Floating — 3-Month LIBOR Quarterly	10/9/2018 10/9/2021	84,400,000	USD	(1,308,583)	—	(1,308,583)
Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	76,000,000	USD	660,625	—	660,625
Total net unrealized depreciation						(2,148,637)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2018 is 2.808%.
At December 31, 2018, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Short Positions
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	6,372,723	USD	(57,487)	—	(57,487)

As of December 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
NOK	273,510,000	USD	33,026,816	1/29/2019	1,349,373	Danske Bank AS
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	32,803,819	NOK	273,510,000	1/29/2019	(1,126,375)	Danske Bank AS

Currency Abbreviation
NOK	Norwegian Krone
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,197,966,763	$—	$1,197,966,763
Asset-Backed	—	45,469,935	—	45,469,935
Commercial Mortgage-Backed Securities	—	110,474,159	—	110,474,159
Collateralized Mortgage Obligations	—	193,256,740	—	193,256,740
U.S. Government Agency Sponsored Pass-Throughs	—	61,430,022	—	61,430,022
Short-Term U.S. Treasury Obligation	—	33,800,056	—	33,800,056
Short-Term Investments	150,005,628	—	—	150,005,628
Derivatives (f)
Futures Contracts	5,582,238	—	—	5,582,238
Interest Rate Swap Contracts	—	1,027,021	—	1,027,021
Forward Foreign Currency Contracts	—	1,349,373	—	1,349,373
Total	$155,587,866	$1,644,774,069	$—	$1,800,361,935
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,791,544)	$—	$—	$(2,791,544)
Interest Rate Swap Contracts	—	(3,175,658)	—	(3,175,658)
Total Return Swap Contracts	—	(57,487)	—	(57,487)
Forward Foreign Currency Contracts	—	(1,126,375)	—	(1,126,375)
Total	$(2,791,544)	$(4,359,520)	$—	$(7,151,064)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ —	$ 222,998
Interest Rate Contracts	$ 2,790,694	$ (2,206,124)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019